SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 22, 2013
Accounting Policies [Abstract]
Schedule of Gross Carrying Value and Accumulated Amortization of Finite Lived Intangible Assets

The combined gross carrying value and accumulated amortization for these amortizable intangibles was as follows:

(In millions)	December 29, 2012
	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Customer relationships	19	$110.5	$1.3	$109.2
Patent and trademarks	2	8.4	7.9	0.5
Licensing arrangements	4	28.1	1.5	26.6
Developed product technology	5	14.5	0.7	13.8
Backlog	1	5.1	2.3	2.8
Net favorable leases and other	2	0.7	0.1	0.6

Total		$167.3	$13.8	$153.5

(In millions)	December 31, 2011
	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Patent and trademarks	2	$8.6	$7.4	$1.2

Estimated Aggregate Future Amortization Expense for Intangibles Assets

Estimated aggregate amortization expense for such intangibles for each of the five fiscal years subsequent to 2012 is as follows:

	2013	2014	2015	2016	2017
Amortization expense	$18.6	$15.6	$15.5	$13.8	$8.8

Carrying Amount of Goodwill and Other Non-Amortizable Intangibles

The changes in the carrying amount of goodwill and other non-amortizable intangibles for the years ended December 29, 2012 and December 31, 2011 are as follows:

(In millions)	Goodwill	Other non-amortizable intangibles	Total
Balance at January 1, 2011	$39.0	$16.5	$55.5
Intangibles purchased	—	1.1	1.1
Intangibles disposed	—	—	—
Foreign currency translation effects	(0.1)	(0.2)	(0.3)

Balance at December 31, 2011	$38.9	$17.4	$56.3
Acquisition of PLG	419.6	661.8	1,081.4
Foreign currency translation effects	1.4	0.6	2.0

Balance at December 29, 2012	$459.9	$679.8	$1,139.7

Weighted-Average Assumptions to Estimates Fair Value of Stock Options Granted

The Company estimated the fair value of employee stock options on the date of grant using the Black-Scholes model. The estimated weighted-average fair value for each option granted was $10.72, $10.46, and $6.97 per share for fiscal years 2012, 2011, and 2010, respectively, with the following weighted-average assumptions:

	2012	2011	2010
Expected market price volatility (1)	37.8%	38.6%	37.9%
Risk-free interest rate (2)	0.6%	1.8%	1.9%
Dividend yield (3)	1.3%	1.6%	1.9%
Expected term (4)	4 years	4 years	4 years

(1)	Based on historical volatility of the Company’s common stock. The expected volatility is based on the daily percentage change in the price of the stock over the four years prior to the grant.
(2)	Represents the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant.
(3)	Represents the Company’s cash dividend yield for the expected term.
(4)	Represents the period of time that options granted are expected to be outstanding. As part of the determination of the expected term, the Company concluded that all employee groups exhibit similar exercise and post-vesting termination behavior.

Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

(In millions, except share and per share data)	2012	2011	2010
Numerator:
Net earnings attributable to Wolverine World Wide, Inc.	$80.7	$123.3	$104.5
Adjustment for earnings allocated to nonvested restricted common stock	(1.7)	(2.6)	(1.6)

Net earnings used to calculate basic earnings per share	79.0	120.7	102.9
Adjustment for earnings reallocated to nonvested restricted common stock	0.1	0.1	—

Net earnings used to calculate diluted earnings per share	$79.1	$120.8	$102.9

Denominator:
Weighted average shares outstanding	48,816,168	48,910,599	49,051,739
Adjustment for nonvested restricted common stock	(1,378,918)	(1,432,541)	(1,206,460)

Shares used to calculate basic earnings per share	47,437,250	47,478,058	47,845,279
Effect of dilutive stock options	1,077,076	1,250,612	1,011,731

Shares used to calculate diluted earnings per share	48,514,326	48,728,670	48,857,010

Net earnings per share:
Basic	$1.67	$2.54	$2.15
Diluted	$1.63	$2.48	$2.11

Accumulated Other Comprehensive Income (Loss)

The changes in accumulated balances for each component of other comprehensive income (loss) are as follows:

(In millions)	Foreign Currency translation adjustments	Foreign exchange contracts	Interest rate swap	Pension adjustments	Total
Balance of accumulated comprehensive income (loss) as of January 2, 2010	$14.5	$(3.6)	—	$(53.7)	$(42.8)

Foreign currency translation adjustments	(3.0)				(3.0)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2010 – ($0.2)		0.5			0.5
Reclassification adjustments into cost of goods sold, net of taxes: 2010 – ($0.5)		1.3			1.3
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2010 – $2.1				(3.8)	(3.8)
Less: amortization of prior actuarial losses, net of taxes: 2010 – ($3.5)				6.5	6.5
Less: amortization of prior service cost, net of taxes: 2010 – ($0.1)				0.2	0.2

Balance of accumulated comprehensive income (loss) as of January 1, 2011	11.5	(1.8)	—	(50.8)	(41.1)

Foreign currency translation adjustments	(11.3)				(11.3)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2011 – ($1.0)		2.2			2.2
Reclassification adjustments into cost of goods sold, net of taxes: 2011 – ($1.4)		2.9			2.9
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2011 – $17.0				(31.6)	(31.6)
Less: amortization of prior actuarial losses, net of taxes: 2011 – ($4.2)				7.8	7.8
Less: amortization of prior service cost, net of taxes: 2011 – ($0.1)				0.1	0.1

Balance of accumulated comprehensive income (loss) as of December 31, 2011	0.2	3.3	—	(74.5)	(71.0)

Foreign currency translation adjustments	5.7				5.7
Effective portion of changes related to foreign exchange contracts:
Net loss arising during the period, net of taxes: 2012 – $1.0		(2.1)			(2.1)
Reclassification adjustments into cost of goods sold, net of taxes: 2012 – $1.3		(2.9)			(2.9)
Unrealized loss on interest rate swap, net of taxes: 2012 – $0.5			(1.0)		(1.0)
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2012 – $16.0				(29.8)	(29.8)
Less: amortization of prior actuarial losses, net of taxes: 2012 – ($7.3)				13.5	13.5
Less: amortization of prior service cost, net of taxes: 2012 – ($0.1)				0.1	0.1

Balance of accumulated comprehensive income (loss) as of December 29, 2012	$5.9	$(1.7)	$(1.0)	$(90.7)	$(87.5)